PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Narrative) (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2015 GBP (£) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of defined benefit pension plans | item		3	3
Defined benefit plan, health care cost trend rate assumed for next fiscal year		7.00%	7.00%
Multiemployer plans surcharge imposed		5.00%	5.00%
Maritrans Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, employer discretionary contribution amount			$ 0	$ 1,063	$ 1,318
Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, ultimate health care cost trend rate	5.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations		65.00%	65.00%
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, target plan asset allocations		35.00%	35.00%
Marine Engineers Beneficial Association Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer plans, withdrawal obligation				18,642
American Maritime Officers Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer plans, withdrawal obligation						$ 27,382
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, contributions by employer				1,063
Defined benefit plan, benefit obligation			$ 49,622	52,418	$ 46,036
Pension and other postretirement and postemployment benefit plans, liabilities, noncurrent			$ 1,147	$ 1,225
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan termination date		2005-12	2005-12
Pension Plan, Defined Benefit [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, contributions by employer		£ 4,896	$ 7,262